Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details)	12 Months Ended
	Dec. 31, 2023 MBoe	Dec. 31, 2022 MBoe
Supplemental Disclosure of Oil and Natural Gas Operations [Line Items]
Reportable operating segment	1
Undivided royalty interest	10.00%
Oil and Gas, Proved Reserve, Quantity, Energy, Revision of Previous Estimate	(1,995)	325
Future net cash flows discounted rate	10.00%
Subject to revision discount rate	10.00%
Proved reserves [Member]
Supplemental Disclosure of Oil and Natural Gas Operations [Line Items]
Extensions and discoveries	1,901	0